Defiance Quantum ETF
Schedule of Investments
September 30, 2023 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS — 99.3%
	Communication Services — 7.2%
20,529	Alphabet, Inc. - Class A (a)	$2,686,425
18,940	Baidu, Inc. - ADR (a)	2,544,589
744,722	Koninklijke KPN NV	2,459,252
2,120,000	Nippon Telegraph & Telephone Corporation	2,508,909
219,144	Orange SA - ADR	2,517,965
		12,717,140
	Consumer Discretionary — 1.5%
29,497	Alibaba Group Holding, Ltd. - ADR (a)	2,558,570

	Industrials — 13.5%
66,965	ABB, Ltd.	2,401,019
18,576	Airbus SE	2,497,359
24,348	Booz Allen Hamilton Holding Corporation	2,660,507
40,900	Hitachi, Ltd.	2,542,117
12,687	Honeywell International, Inc.	2,343,796
5,443	Lockheed Martin Corporation	2,225,969
178,700	Mitsubishi Electric Corporation	2,214,215
5,552	Northrop Grumman Corporation	2,443,935
25,522	RTX Corporation	1,836,818
77,600	Toshiba Corporation (a)	2,393,653
		23,559,388
	Information Technology — 75.5% (b)
8,081	Accenture plc - Class A	2,481,756
21,344	Advanced Micro Devices, Inc. (a)	2,194,590
47,000	Alchip Technologies, Ltd.	3,916,606
31,275	Ambarella, Inc. (a)	1,658,513
13,948	Analog Devices, Inc.	2,442,155
18,630	Applied Materials, Inc.	2,579,324
2,101,253	Arqit Quantum, Inc. (a)(c)	1,250,246
3,539	ASML Holding NV	2,083,268
243,000	Asustek Computer, Inc.	2,762,690
485,678	BlackBerry, Ltd. (a)(c)	2,287,543
11,311	Cadence Design Systems, Inc. (a)	2,650,167
32,536	Cirrus Logic, Inc. (a)	2,406,363
64,379	Coherent Corporation (a)	2,101,331
37,215	Elastic NV (a)	3,023,348
18,100	Fujitsu, Ltd.	2,134,763
53,000	Global Unichip Corporation	2,241,136
159,637	Hewlett Packard Enterprise Company	2,772,895
64,206	Infineon Technologies AG	2,131,453
80,430	Intel Corporation	2,859,287
18,716	International Business Machines Corporation	2,625,855
266,223	IonQ, Inc. (a)(c)	3,961,397
83,716	Juniper Networks, Inc.	2,326,468
5,421	KLA Corporation	2,486,396
4,118	Lam Research Corporation	2,581,039
30,957	Lattice Semiconductor Corporation (a)(c)	2,660,135
42,400	Marvell Technology, Inc.	2,295,112
99,000	MediaTek, Inc.	2,254,147
31,066	Microchip Technology, Inc.	2,424,701
37,509	Micron Technology, Inc.	2,551,737
7,773	Microsoft Corporation	2,454,325
25,113	MKS Instruments, Inc. (c)	2,173,279
43,632	National Instruments Corporation	2,601,340
51,100	NEC Corporation	2,828,863
625,830	Nokia Corporation - ADR (c)	2,340,604
172,400	NTT Data Group Corporation	2,315,804
26,477	NVE Corporation (c)	2,174,821
6,713	NVIDIA Corporation	2,920,087
13,495	NXP Semiconductors NV	2,697,920
28,186	ON Semiconductor Corporation (a)(c)	2,619,889
22,587	Onto Innovation, Inc. (a)(c)	2,880,293
21,838	QUALCOMM, Inc.	2,425,328
147,900	Renesas Electronics Corporation (a)	2,265,207
22,619	Reply SpA	2,132,558
2,118,751	Rigetti Computing, Inc. (a)(c)	2,817,939
25,563	Splunk, Inc. (a)	3,738,588
54,977	STMicroelectronics NV	2,372,807
5,776	Synopsys, Inc. (a)	2,651,011
25,088	Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	2,180,147
52,730	Teradata Corporation (a)	2,373,905
24,141	Teradyne, Inc. (c)	2,425,205
14,621	Texas Instruments, Inc.	2,324,885
65,397	Tower Semiconductor, Ltd. (a)	1,606,150
518,722	Wipro, Ltd. - ADR (c)	2,510,614
		131,975,990
	Materials — 1.6%
106,100	JSR Corporation	2,856,115
	TOTAL COMMON STOCKS (Cost $168,571,773)	173,667,203

Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 10.4%
18,160,963	Mount Vernon Liquid Assets Portfolio, LLC - 5.58% (d)(e)	18,160,963
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $18,160,963)	18,160,963

Shares	SHORT-TERM INVESTMENTS — 0.7%
1,180,885	First American Government Obligations Fund - Class X, 5.26% (d)	1,180,885
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,180,885)	1,180,885

	TOTAL INVESTMENTS (Cost $187,913,621) — 110.4%	193,009,051
	Liabilities in Excess of Other Assets — (10.4)%	(18,215,736)
	NET ASSETS — 100.0%	$174,793,315

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt.
(a) Non-income producing security.
(b) To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c) All or a portion of this security is out on loan as of September 30, 2023. The total value of securities on loan is $17,254,435 or 9.9% of net assets.
(d) Rate shown is the annualized seven-day yield as of September 30, 2023.
(e) Privately offered liquidity fund.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at September 30, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Defiance Quantum ETF
	Level 1	Level 2	Level 3	Total
Assets(a)
Common Stock	$173,667,203	$–	$–	$173,667,203
Investments Purchased with Proceeds from Securities Lending	–	18,160,963	–	18,160,963
Short-Term Investments	1,180,885	–	–	1,180,885
Total Investments in Securities	$174,848,088	$18,160,963	$–	$193,009,051

(a) See Schedule of Investments for further disaggregation of investment categories.

For the period ended September 30, 2023, the Fund did not recognize any transfers to or from Level 3.